Finance Receivables - Summary of Finance Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Total finance receivables, net	¥ 21,764,457	¥ 19,205,715
Deferred origination costs	328,792	270,406
Less - Unearned income	(1,172,007)	(1,068,587)
Current assets	7,181,327	6,756,189
Non-current assets	14,583,130	12,449,525
Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	22,899,597	20,265,197
Retail [Member]
Statement [Line Items]
Less - Allowance for credit losses	(230,104)	(198,204)
Retail [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	17,647,440	15,048,433
Finance leases [Member]
Statement [Line Items]
Less - Allowance for credit losses	(36,985)	(33,455)
Finance leases [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	2,347,941	2,031,280
Wholesale and other dealer loans [Member]
Statement [Line Items]
Less - Allowance for credit losses	(24,836)	(29,642)
Wholesale and other dealer loans [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	¥ 2,904,216	¥ 3,185,484